UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders

(Logo)
THE NORTH CAROLINA
Capital Management Trust

Cash Portfolio
Term Portfolio

Annual Report

June 30, 2015

NCX-ANN-0815
1.923759.105

Contents

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST
Note to shareholders	(Click Here)	Important information about the fund.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Cash Portfolio:
Investment Changes/ Performance	(Click Here)
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Term Portfolio:
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-222-3232 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Note to shareholders

"In July 2014, the U.S. Securities and Exchange Commission (SEC) issued new rules for further regulation of money market mutual funds. Since then, The North Carolina Capital Management Trust has spent significant time reviewing the rules and weighing impacts of required changes on Cash Portfolio. In response, the Trustees of the Trust have voted to convert Cash Portfolio to a government money market mutual fund. A meeting of shareholders of Cash Portfolio will be held on October 22, 2015, to vote on this proposal. Shareholders should read the proxy statement, which is being sent by the Trust and contains important information relating to the proposed changes, when it becomes available. You may get a copy of the proxy statement and an overview of the proposals to be voted upon at the shareholder meeting, when available in September, for free from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the U.S. Securities and Exchange Commission's web site (http://www.sec.gov) or by contacting the trust at 1-800-222-3232."

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Cash Portfolio	.18%
Actual		$ 1,000.00	$ 1,000.10	$ .89
HypotheticalA		$ 1,000.00	$ 1,023.90	$ .90
Term Portfolio	.21%
Actual		$ 1,000.00	$ 1,000.40	$ 1.04
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.05

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/15	% of fund's investments 12/31/14	% of fund's investments 6/30/14
1 - 7	38.3	39.1	30.8
8 - 30	18.4	11.7	16.8
31 - 60	13.3	17.4	15.7
61 - 90	18.1	15.7	22.8
91 - 180	10.8	12.4	10.7
> 180	1.1	3.7	3.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/15	12/31/14	6/30/14
Cash Portfolio	40 Days	48 Days	53 Days
All Taxable Money Market Funds Average*	38 Days	43 Days	44 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/15	12/31/14	6/30/14
Cash Portfolio	73 Days	90 Days	88 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
Commercial Paper 86.9%	Commercial Paper 63.5%
Treasury Debt 2.7%	Treasury Debt 0.0%
Government Agency Debt 7.9%	Government Agency Debt 12.2%
Repurchase Agreements 2.8%	Repurchase Agreements 24.4%
Net Other Assets (Liabilities)** (0.3)%	Net Other Assets (Liabilities)** (0.1)%

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Current and Historical Seven-Day Yields
	6/30/15	3/31/15	12/31/14	9/30/14	6/30/14
Cash Portfolio	0.05%	0.03%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2015, the most recent period shown in the table, would have been 0.00%.

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investments June 30, 2015

Showing Percentage of Net Assets

Financial Company Commercial Paper (c) - 62.3%
	Yield (a)	Principal Amount	Value
ABN AMRO Funding U.S.A. LLC
8/27/15 to 10/2/15	0.28 to 0.29%	$ 97,000,000	$ 96,939,848
Australia & New Zealand Banking Group Ltd.
12/18/15	0.29 (b)	50,000,000	50,000,000
Bank of Nova Scotia
7/20/15 to 8/17/15	0.26 to 0.31	190,000,000	189,955,485
BNP Paribas Finance, Inc.
7/6/15	0.27	41,000,000	40,998,463
BNP Paribas New York Branch
8/4/15	0.28	35,000,000	34,990,744
Commonwealth Bank of Australia
7/13/15 to 11/25/15	0.27 to 0.28 (b)	146,000,000	146,001,943
Credit Agricole CIB
7/1/15 to 9/1/15	0.07 to 0.30	180,000,000	179,961,250
Credit Suisse AG
7/1/15 to 7/7/15	0.14 to 0.33	125,000,000	124,995,875
DNB Bank ASA
8/24/15 to 9/15/15	0.29 to 0.30	85,000,000	84,955,683
Fortis Funding LLC
7/6/15	0.27	10,000,000	9,999,625
JPMorgan Securities LLC
7/1/15 to 12/11/15	0.30 to 0.39 (b)	127,000,000	127,000,000
Lloyds Bank PLC
8/3/15	0.15	75,000,000	74,989,687
Mitsubishi UFJ Trust & Banking Corp.
9/1/15 to 10/14/15	0.27 to 0.32	179,000,000	178,890,704
Natexis Banques Populaires New York Branch
7/1/15 to 9/1/15	0.14 to 0.31	65,000,000	64,993,049
National Australia Bank Ltd.
7/9/15	0.26 (b)	75,000,000	75,000,000

	Yield (a)	Principal Amount	Value
Skandinaviska Enskilda Banken AB
9/18/15 to 9/22/15	0.27%	$ 75,000,000	$ 74,954,063
State Street Corp.
12/15/15 to 12/28/15	0.45	56,000,000	55,876,600
Sumitomo Mitsui Banking Corp.
7/2/15 to 10/13/15	0.14 to 0.32	193,000,000	192,925,208
Sumitomo Trust & Banking Co. Ltd.
8/27/15 to 8/31/15	0.26 to 0.29	115,000,000	114,949,469
Svenska Handelsbanken AB
7/13/15 to 10/8/15	0.17 to 0.29	108,000,000	107,935,422
Swedbank AB
7/1/15 to 8/26/15	0.24 to 0.29	75,000,000	74,988,917
Toronto Dominion Holdings (U.S.A.)
9/11/15 to 12/1/15	0.30 to 0.31	133,000,000	132,851,033
Toyota Motor Credit Corp.
12/21/15	0.38	35,000,000	34,936,086
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $2,269,089,154)		2,269,089,154
Asset Backed Commercial Paper (c) - 15.1%

Atlantic Asset Securitization Corp.
8/3/15	0.24 (b)	70,000,000	69,997,439
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)
7/1/15	0.07	60,500,000	60,500,000
Autobahn Funding Co. LLC (Liquidity Facility DZ BANK AG)
7/1/15	0.12	37,000,000	37,000,000
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
7/1/15	0.14	78,000,000	78,000,000
Asset Backed Commercial Paper (c) - continued
	Yield (a)	Principal Amount	Value
Liberty Street Funding LLC (Bank of Nova Scotia Guaranteed)
7/1/15	0.14%	$ 39,000,000	$ 39,000,000
7/1/15	0.07	77,000,000	77,000,000
7/1/15	0.07	79,000,000	79,000,000
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
7/2/15	0.15	48,000,000	47,999,800
7/8/15	0.13	63,000,000	62,998,408
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $551,495,647)		551,495,647
Other Commercial Paper (c) - 9.5%

Caisse centrale Desjardins
7/2/15 to 7/6/15	0.12 to 0.13	184,000,000	183,999,156
JPMorgan Securities LLC
7/22/15	0.30	30,000,000	29,994,750
Nordea Bank AB
7/6/15 to 12/11/15	0.17 to 0.38	132,000,000	131,869,854
TOTAL OTHER COMMERCIAL PAPER (Cost $345,863,760)		345,863,760
Treasury Debt - 2.7%

U.S. Treasury Obligations - 2.7%
U.S. Treasury Bills
9/17/15	0.15
(Cost $99,968,583)		100,000,000	99,968,583
Government Agency Debt - 7.9%
	Yield (a)	Principal Amount	Value
Federal Agencies - 7.9%
Fannie Mae
10/21/15	0.18% (b)	$ 30,000,000	$ 29,999,062
Federal Farm Credit Bank
9/19/16	0.18 (b)	20,000,000	19,998,765
Federal Home Loan Bank
8/18/15 to 12/2/16	0.14 to 0.20 (b)	98,000,000	97,994,253
Freddie Mac
7/21/16 to 11/14/16	0.17 to 0.18 (b)	140,000,000	139,974,418
TOTAL GOVERNMENT AGENCY DEBT (Cost $287,966,498)			287,966,498
Treasury Repurchase Agreement - 2.8%
	Maturity Amount
With BNP Paribas Securities Corp. at 0.08%, dated 5/28/15 due 7/7/15 (Collateralized by U.S. Treasury Obligations valued at $102,145,348, 0% - 9.25%, 7/23/15 - 8/15/44)
(Cost $100,000,000)	$ 100,013,556	$ 100,000,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $3,654,383,642)		3,654,383,642
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(10,609,821)
NET ASSETS - 100%		$ 3,643,773,821
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015

Assets
Investment in securities, at value (including repurchase agreements of $100,000,000) - See accompanying schedule: Unaffiliated issuers (cost $3,654,383,642)		$ 3,654,383,642
Cash		54,066,679
Receivable for fund shares sold		92,070
Interest receivable		148,368
Receivable from investment adviser for expense reductions		125,862
Other receivables		3,686
Total assets		3,708,820,307

Liabilities
Payable for investments purchased	$ 40,969,373
Payable for fund shares redeemed	23,484,213
Distributions payable	8,851
Accrued management fee	584,049
Total liabilities		65,046,486

Net Assets		$ 3,643,773,821
Net Assets consist of:
Paid in capital		$ 3,643,781,894
Distributions in excess of net investment income		(8,073)
Net Assets, for 3,641,404,899 shares outstanding		$ 3,643,773,821
Net Asset Value, offering price and redemption price per share ($3,643,773,821 ÷ 3,641,404,899 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio
Financial Statements - continued

Statement of Operations

	Year ended June 30, 2015

Investment Income
Interest		$ 6,886,373

Expenses
Management fee	$ 8,453,361
Independent trustees' compensation	144,008
Miscellaneous	3,195
Total expenses before reductions	8,600,564
Expense reductions	(2,367,571)	6,232,993
Net investment income (loss)		653,380
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		144,913
Net increase in net assets resulting from operations		$ 798,293

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2015	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 653,380	$ 360,326
Net realized gain (loss)	144,913	109,956
Net increase in net assets resulting from operations	798,293	470,282
Distributions to shareholders from net investment income	(660,301)	(360,963)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	10,358,300,322	9,668,663,045
Reinvestment of distributions	610,508	333,009
Cost of shares redeemed	(9,947,564,718)	(9,943,882,967)
Net increase (decrease) in net assets and shares resulting from share transactions	411,346,112	(274,886,913)
Total increase (decrease) in net assets	411,484,104	(274,777,594)

Net Assets
Beginning of period	3,232,289,717	3,507,067,311
End of period (including distributions in excess of net investment income of $8,073 and distributions in excess of net investment income of $61,093, respectively)	$ 3,643,773,821	$ 3,232,289,717

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	-C	-C	-C	.001	.001
Distributions from net investment income	-C	-C	-C	(.001)	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	.01%	.05%	.06%	.12%
Ratios to Average Net Assets B
Expenses before reductions	.24%	.24%	.24%	.24%	.24%
Expenses net of fee waivers, if any	.17%	.17%	.19%	.20%	.20%
Expenses net of all reductions	.17%	.17%	.19%	.20%	.20%
Net investment income (loss)	.02%	.01%	.05%	.06%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,643,774	$ 3,232,290	$ 3,507,067	$ 3,704,841	$ 3,991,384

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2015	Past 1 year	Past 5 years	Past 10 years
Term Portfolio A	0.09%	0.16%	1.85%

A Prior to November 1, 2010, Term Portfolio operated under certain different investment policies and, prior to August 1, 2011, compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Term Portfolio on June 30, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 3-6 Month Treasury Bill Index performed over the same period.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending June 30, 2015, driven largely by coupon (stated interest) payments amid expectations for stronger economic growth and higher policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.86%, influenced by rising yields for longer-term bonds in the months ahead of the U.S. Federal Open Market Committee (FOMC) meeting in June. Uncertainty in advance of the meeting, partly driven by strong jobs data, contributed to one of the biggest spikes for 10-year U.S. Treasury yields in roughly two years. The U.S. Federal Reserve said it still expects to raise rates in 2015, but the timing remains dependent on the flow of economic data. Credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for most of the year. They narrowed, however, in May and early June, reflecting a preference for higher-quality bonds. Partly as a result, yield-advantaged sectors struggled on both a total- and excess-return basis during that time. Bond yields moderated in the final weeks of the period, largely on fears that a possible sovereign debt default in Greece might stall the global economy and possibly weigh on U.S. markets.

Comments from Kevin Gaffney, who became Portfolio Manager of The North Carolina Capital Management Trust: Term Portfolio on January 1, 2015: For the year, the fund returned 0.09%, compared with 0.10% for the Barclays® U.S. 3-6 Month Treasury Bill Index in a low-yield environment for short-term investments. We aimed to provide a yield slightly higher than that of The North Carolina Capital Management Trust: Cash Portfolio while minimizing net asset value volatility. The fund's heavy weighting in the bonds of financial institutions slightly outperformed U.S. Treasury investments for the period, although we were conservatively positioned across the yield curve within that bond category. Small weightings in the bonds of industrial companies and government-related agencies contributed very modestly to fund performance. The fund maintained only a minimal weighting in Treasury investments, and held none at period end, believing that corporate bonds offered us opportunities to outperform our Treasury-based benchmark. The fund maintained a shorter duration - a measure of interest-rate sensitivity - relative to its benchmark, in anticipation of rising policy interest rates in the coming months.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Investment Changes (Unaudited)

Weighted Average Maturity as of June 30, 2015
6 months ago
Years	0.2	0.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	0.2	0.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
Commercial Paper 100.2%	Commercial Paper 110.8%
Other Short-Term Investments and Net Other Assets (Liabilities)* (0.2)%	Other Short-Term Investments and Net Other Assets (Liabilities)* (10.8)%

* Other Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Investments June 30, 2015

Showing Percentage of Net Assets

Commercial Paper - 100.2%
	Principal Amount	Value
ABN AMRO Funding U.S.A. LLC:
0.28% 9/28/15	$ 5,000,000	$ 4,997,000
0.35% 7/10/15	30,000,000	29,998,833
0.4% 9/1/15	8,000,000	7,997,144
0.4% 9/1/15	14,850,000	14,844,699
0.4% 10/9/15	10,000,000	9,992,846
0.41% 9/15/15	14,000,000	13,993,322
Atlantic Asset Securitization Corp. 0.24% 8/5/15	50,000,000	49,990,292
Australia & New Zealand Banking Group Ltd.:
yankee 0.28% 10/30/15	40,000,000	39,978,988
0.285% 12/18/15 (b)	20,000,000	19,999,040
Bank of Nova Scotia yankee:
0.26% 7/28/15	40,000,000	39,997,292
0.325% 11/16/15	35,000,000	34,957,433
BNP Paribas Finance, Inc. yankee:
0.29% 7/7/15	25,000,000	24,999,455
0.32% 7/1/15	40,000,000	39,999,888
Ciesco LP 0.28% 8/7/15 (a)	16,000,000	15,997,450
Commonwealth Bank of Australia:
0.286% 8/14/15 (b)	40,000,000	39,996,680
0.306% 2/29/16 (b)	35,000,000	34,997,550
Credit Agricole CIB yankee 0.3% 9/1/15	25,000,000	24,993,395
Credit Suisse AG:
yankee 0.46% 10/23/15	20,000,000	19,980,642
0.4275% 7/24/15 (b)	40,000,000	39,998,280

	Principal Amount	Value
DNB Bank ASA yankee:
0.265% 7/29/15	$ 20,000,000	$ 19,998,566
0.28% 8/5/15	16,300,000	16,298,403
0.31% 8/21/15	10,000,000	9,998,281
0.33% 11/2/15	10,000,000	9,990,625
0.335% 9/8/15	20,000,000	19,993,778
General Electric Capital Corp. 0.4% 12/4/15	15,000,000	14,985,347
Gotham Funding Corp. yankee 0.14% 7/13/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	40,000,000	39,997,588
ING U.S. Funding LLC yankee:
0.27% 10/1/15	10,000,000	9,992,689
0.31% 9/15/15	10,000,000	9,994,524
0.32% 10/7/15	15,000,000	14,987,915
0.34% 9/24/15	40,000,000	39,974,104
JPMorgan Securities LLC:
0.3% 7/1/15	39,000,000	38,999,848
0.33% 8/13/15	14,000,000	13,996,937
0.42% 12/22/15	25,000,000	24,959,288
Landesbank Hessen-Thuringen yankee:
0.21% 7/21/15	2,024,000	2,023,825
0.21% 7/24/15	23,000,000	22,997,670
0.3% 7/21/15	27,300,000	27,297,644
Liberty Street Funding LLC 0.07% 7/1/15 (Liquidity Facility Bank of Nova Scotia)	8,867,000	8,867,000
Manhattan Asset Funding Co. LLC yankee 0.13% 7/8/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	3,000,000	2,999,893
Commercial Paper - continued
	Principal Amount	Value
Mitsubishi UFJ Trust & Banking Corp. yankee:
0.29% 9/3/15	$ 25,000,000	$ 24,988,850
0.32% 10/5/15	25,000,000	24,980,533
0.32% 10/14/15	15,000,000	14,986,706
0.35% 11/2/15	10,000,000	9,988,715
Natexis Banques Populaires New York Branch yankee:
0.3% 9/1/15	20,000,000	19,992,126
0.39% 7/31/15	38,000,000	37,994,372
0.45% 12/21/15	20,000,000	19,960,366
Nordea Bank AB:
0.17% 7/6/15	10,000,000	9,999,883
0.29% 9/22/15	30,000,000	29,985,999
0.29% 9/24/15	35,000,000	34,983,029
Rabobank U.S.A. Financial Corp. yankee 0.27% 7/2/15	19,000,000	18,999,787
Skandinaviska Enskilda Banken AB yankee:
0.27% 9/18/15	10,000,000	9,995,556
0.305% 9/4/15	30,000,000	29,990,541
0.32% 10/5/15	20,000,000	19,987,390
0.32% 10/30/15	20,000,000	19,980,818
State Street Corp.:
0.45% 12/15/15	20,000,000	19,969,386
0.45% 12/28/15	20,000,000	19,965,710
Sumitomo Mitsui Banking Corp. yankee:
0.29% 9/4/15	30,000,000	29,988,009
0.35% 11/4/15	20,000,000	19,976,788
0.35% 11/6/15	25,000,000	24,970,258
Sumitomo Trust & Banking Co. Ltd. yankee:
0.26% 8/27/15	25,000,000	24,991,985
0.29% 8/31/15	25,000,000	24,991,130
0.35% 11/6/15	25,000,000	24,970,258

	Principal Amount	Value
Svenska Handelsbanken AB yankee:
0.17% 7/13/15	$ 20,000,000	$ 19,998,822
0.29% 10/7/15	35,000,000	34,976,036
0.3% 10/13/15	20,000,000	19,985,126
Swedbank AB yankee:
0.275% 7/27/15	25,000,000	24,998,633
0.32% 11/2/15	35,000,000	34,965,000
0.38% 12/22/15	20,000,000	19,963,834
Toronto Dominion Holdings (U.S.A.) yankee:
0.3% 9/11/15	12,000,000	11,995,912
0.31% 12/1/15	25,000,000	24,970,483
0.36% 12/7/15	25,000,000	24,967,555
0.38% 11/6/15	17,000,000	16,985,989
Toyota Motor Credit Corp. 0.38% 12/21/15	15,000,000	14,977,961
Westpac Banking Corp.:
0.292% 8/24/15 (b)	25,000,000	24,997,425
0.2963% 9/18/15 (b)	40,000,000	39,993,920
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,686,259,453)	1,686,479,045
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(3,011,951)
NET ASSETS - 100%	$ 1,683,467,094
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,997,450 or 1.0% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	57.6%
Sweden	14.1%
Australia	11.8%
Norway	4.5%
Canada	4.5%
Japan	4.5%
Germany	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,686,259,453)		$ 1,686,479,045
Cash		53,333,812
Receivable for fund shares sold		8,950,321
Interest receivable		60,258
Receivable from investment adviser for expense reductions		51,082
Total assets		1,748,874,518

Liabilities
Payable for fund shares redeemed	$ 65,098,016
Distributions payable	2,625
Accrued management fee	306,783
Total liabilities		65,407,424

Net Assets		$ 1,683,467,094
Net Assets consist of:
Paid in capital		$ 1,683,310,391
Distributions in excess of net investment income		(62,889)
Net unrealized appreciation (depreciation) on investments		219,592
Net Assets, for 173,897,461 shares outstanding		$ 1,683,467,094
Net Asset Value, offering price and redemption price per share ($1,683,467,094 ÷ 173,897,461 shares)		$ 9.68

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2015

Investment Income
Interest		$ 4,267,711

Expenses
Management fee	$ 3,799,963
Independent trustees' compensation	58,681
Total expenses before reductions	3,858,644
Expense reductions	(796,717)	3,061,927
Net investment income (loss)		1,205,784
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		37,689
Change in net unrealized appreciation (depreciation) on investment securities		(70,387)
Net gain (loss)		(32,698)
Net increase (decrease) in net assets resulting from operations		$ 1,173,086

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2015	Year ended June 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,205,784	$ 1,479,450
Net realized gain (loss)	37,689	19,313
Change in net unrealized appreciation (depreciation)	(70,387)	96,740
Net increase (decrease) in net assets resulting from operations	1,173,086	1,595,503
Distributions to shareholders from net investment income	(1,180,261)	(1,486,068)
Distributions to shareholders from net realized gain	(155,414)	-
Total distributions	(1,335,675)	(1,486,068)
Share transactions
Proceeds from sales of shares	1,379,982,869	1,231,263,749
Reinvestment of distributions	1,305,930	1,449,348
Cost of shares redeemed	(1,113,129,569)	(1,213,766,928)
Net increase (decrease) in net assets resulting from share transactions	268,159,230	18,946,169
Total increase (decrease) in net assets	267,996,641	19,055,604

Net Assets
Beginning of period	1,415,470,453	1,396,414,849
End of period (including distributions in excess of net investment income of $62,889 and undistributed net investment income of $12,757, respectively)	$ 1,683,467,094	$ 1,415,470,453
Other Information Shares
Sold	142,560,214	127,196,668
Issued in reinvestment of distributions	134,910	149,726
Redeemed	(114,992,724)	(125,389,145)
Net increase (decrease)	27,702,400	1,957,249

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.68	$ 9.68	$ 9.68	$ 9.70
Income from Investment Operations
Net investment income (loss) B	.008	.010	.017	.024	.019
Net realized and unrealized gain (loss)	.001C	-E	.001	(.006)	.004
Total from investment operations	.009	.010	.018	.018	.023
Distributions from net investment income	(.008)	(.010)	(.018)	(.018)	(.022)
Distributions from net realized gain	(.001)	-	-	-	(.021)
Total distributions	(.009)	(.010)	(.018)	(.018)	(.043)
Net asset value, end of period	$ 9.68	$ 9.68	$ 9.68	$ 9.68	$ 9.68
Total ReturnA	.09%	.10%	.18%	.19%	.23%
Ratios to Average Net Assets D
Expenses before reductions	.26%	.27%	.27%	.28%	.28%
Expenses net of fee waivers, if any	.21%	.21%	.22%	.20%	.27%
Expenses net of all reductions	.21%	.21%	.22%	.20%	.27%
Net investment income (loss)	.08%	.10%	.18%	.25%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,683,467	$ 1,415,470	$ 1,396,415	$ 924,268	$ 60,398
Portfolio turnover rate	902%	0%	0%	0%	71%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2015

1. Organization.

Cash Portfolio and Term Portfolio (the Funds) are funds of The North Carolina Capital Management Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Trust are offered exclusively to local government and public authorities of the state of North Carolina. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Term Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Term Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Term Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Term Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Term Portfolio, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

For the Cash Portfolio, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Term Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Term Portfolio and trades executed through the end of the current business day for the Cash Portfolio. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. The independent Trustees may elect to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Term Fund files a U.S. federal tax return, in addition to state and local tax returns as required. During the period, Cash Portfolio incurred an excise tax liability on undistributed short-term capital gain which is included in Miscellaneous expense on the Statement of Operations. The Term Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Cash Portfolio	$ 3,654,383,642	$ -	$ -	$ -
Term Portfolio	1,686,259,452	238,032	(18,439)	219,593

The tax-based components of distributable earnings as of period end were as follows for each Fund:

Net unrealized appreciation (depreciation) on securities and other investments
Term Portfolio	$ 219,593

The tax character of distributions paid was as follows:

June 30, 2015
Ordinary Income
Cash Portfolio	$ 660,301
Term Portfolio	1,335,675
June 30,2014
Ordinary Income
Cash Portfolio	$ 360,963
Term Portfolio	1,486,068

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Repurchase Agreements - continued

Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Funds' financial statements and related disclosures.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser)and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee based upon a graduated series of annual rates ranging between .195% and .275% of each Fund's average net assets. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. For the reporting period each Fund's annual management fee rate, expressed as a percentage of each Fund's average net assets, was as follows:

Cash Portfolio	.24%
Term Portfolio	.26%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted a separate Distribution and Service plan. The Funds do not pay any fees for these services. The investment adviser pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Distribution and Service fee from the management fee paid by each fund based on a graduated series of rates ranging from .06% to .08% of each Fund's average net assets. For the period, the investment adviser paid FDC $1,811,448 and $393,201 on behalf of Cash and Term Portfolios, respectively, all of which was paid to the Capital Management of the Carolinas LLC.

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive a portion of each Fund's management fee during the period. The amount of the waiver for each Fund was as follows:

Cash Portfolio	$ 2,367,571
Term Portfolio	796,717

Annual Report

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of North Carolina Capital Management Trust and the Shareholders of Cash Portfolio and Term Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Cash Portfolio and Term Portfolio (funds of North Carolina Capital Management Trust) at June 30, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the North Carolina Capital Management Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 17, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees two funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Board of Trustees has adopted a statement of policy that describes the experience, qualifications, attributes and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting; and (x) understanding of the economy of North Carolina and the financing needs of North Carolina counties and municipalities. The Board may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Board finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. The Board believes that each Trustee satisfied at the time he was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Board of Trustees may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments may be considered by a professional search firm and the Board of Trustees. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Thomas P. Hollowell is an Independent Trustee and currently serves as Chairman. The Trustees have determined that an independent Chairman is appropriate and benefits shareholders. In his capacity as Chairman, Mr. Hollowell (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees; and (ii) with management, prepares agendas for Board meetings. The Independent Trustees also meet regularly in executive session.

The Trustees oversee two funds that are offered exclusively to certain governmental entities of the State of North Carolina. The Trustees primarily operate as a full Board, but have also established one standing committee, the Audit Committee, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the funds' activities is exercised primarily through the full Board, but also through the Audit Committee. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, and the funds' Treasurer and portfolio management personnel, make periodic reports to the Board and Audit Committee, as appropriate. The responsibilities of the Audit Committee, including its oversight responsibilities, are described further under "Audit Committee."

The funds' Statement of Information (SAI) includes more information about the Trustees. To request a free copy, call Capital Management of the Carolinas, L.L.C. (CMC) at 1-800-222-3232.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person (as defined in the 1940 Act) may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Don Haile (1941)
Year of Election or Appointment: 2012 Trustee

Mr. Haile serves as a member of the Board of Directors of St. Vincent College and MCNC (non-profit operator of the North Carolina Research and Education Network), and as an Advisory Board Member for the Penn State College of Information Services and Technology. Prior to his retirement, Mr. Haile was a Venture Partner for Volition Capital LLC (formerly, Fidelity Ventures) (2005-2011) and was Chief Information Officer (1999-2005) and Senior Vice President and General Manager (2005-2007) for FMR Corp (diversified financial services company).

Robert A. Litterst (1959)
Year of Election or Appointment: 2014 Trustee

Mr. Litterst currently serves as a director of Beacon Trust Company (2015-present). Previously, Mr. Litterst was the Chief Investment Officer of the Money Market Group at Fidelity Management & Research Company (investment adviser firm, 2011-2014) and a portfolio manager at FMR LLC (diversified financial services company, 1991-2014). Mr. Litterst also previously served as the portfolio manager for The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2003-2011).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust, CMC, or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Hollowell (1943)
Year of Election or Appointment: 2003 Trustee Chairman of the Board

Mr. Hollowell is a member of the Board of Faison Enterprises Inc. (real estate development) and Advisory Director of Fidus Partners (investment banking, 2008-present). Previously, Mr. Hollowell served as Senior Managing Director of Fidus Partners (2004-2008) and Chairman of the College of William and Mary Foundation (2003-2005).

Anna Spangler Nelson (1962)
Year of Election or Appointment: 2012 Trustee

Ms. Nelson is Chairman of Spangler Companies, Inc. (private investment company, 2005-present). She is a Trustee of the C. D. Spangler Foundation, Inc. (1998-present) and serves on the boards of the John S. and James L. Knight Foundation (2011-present), and the University of North Carolina (2014-present). Ms. Nelson is also Chairman (2014-present) of the Board of Fidelity Charitable (2005-present) and is the Co-Chair of the Governance Board of the Charlotte Mecklenburg Schools - Project L.I.F.T. (2011-present). Previously, Ms. Nelson served on the Board of Harris Teeter Supermarkets (1998-2014).

Robert L. Powell (1949)
Year of Election or Appointment: 2014 Trustee

Mr. Powell is Senior Advisor for Cansler Fuquay Solutions, Inc. (consulting firm) and is a member of the board of directors of the North Carolina State University Investment Fund (2010-present). Previously, Mr. Powell served as North Carolina State Controller (2001-2008) and was a member of the Board of Directors of the State Employees' Supplemental Retirement Board (2003-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Jonathan Davis (1968)
Year of Election or Appointment: 2014 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2014 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2015 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of
Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer
and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC (diversified financial services company) or an affiliate since 2001.

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2013 Assistant Secretary
Mr. Pogorelec also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).
J. Calvin Rivers, Jr. (1945)
Year of Election or Appointment: 2001 Vice President

Mr. Rivers also serves as President of Capital Management of the Carolinas, L.L.C. Previously, Mr. Rivers served as a Director of Bojangle's Inc. (fast-food restaurant chain, 2001-2007) and a Director of the Board of Trustees of the Teachers' and State Employees' Retirement System (2002-2005).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2015, or, if subsequently determined to be different, the net capital gain of such year.

North Carolina (NCCMT): Cash Portfolio	$29,167

The funds will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

Distribution Agent

Capital Management of the Carolinas, L.L.C.
Charlotte, NC

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Wells Fargo Bank
San Francisco, CA

Item 2. Code of Ethics

As of the end of the period, June 30, 2015, North Carolina Capital Management Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President, Treasurer and Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Robert Powell is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Powell is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to the Cash Portfolio and Term Portfolio (the "Funds"):

Services Billed by PwC

June 30, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Cash Portfolio	$40,000	$-	$1,800	$1,000
Term Portfolio	$41,000	$-	$1,800	$700

June 30, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Cash Portfolio	$39,000	$-	$1,900	$-
Term Portfolio	$41,000	$-	$1,900	$-

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	June 30, 2015A	June 30, 2014A
Audit-Related Fees	$3,065,000	$3,485,000
Tax Fees	$-	$-
All Other Fees	$-	$50,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	June 30, 2015 A	June 30, 2014 A
PwC	$3,370,000	$4,690,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the trust. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust (Non-Covered Service) are not required to be pre-approved, but are reported to the Audit Committee annually.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 27, 2015

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 27, 2015